Stock-Based Compensation - General Narrative (Details) - shares	Dec. 31, 2021	Oct. 19, 2021	Mar. 17, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for grant and issuance, maximum (in shares)	63,452,448
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for grant and issuance, maximum (in shares)	72,000,000
Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for grant and issuance (in shares)	1,491,319	39,657,781	67,570,890
Class A common stock | Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for grant and issuance (in shares)		7,931,556
Class B common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for grant and issuance (in shares)			42,109,086